NONEXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 002 - USD ($)			12 Months Ended
	Apr. 09, 2026	Apr. 02, 2026	Dec. 31, 2024
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Delinquent participant contribution, transferred late to plan			$ 7,583
Subsequent Event
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Investment acquired, excluding plan interest in master trust, remitted		$ 4,700
Change in net asset available for benefit, increase (decrease) from realized gain (loss) on investment, remitted	$ 311